Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Other assets:
Accounts receivable: Receivables from brokers, dealers and customers for securities transactions	¥ 358,302	¥ 2,073,499
Accounts receivable: Other	1,146,057	1,135,009
Investments in equity method investees	2,048,581	1,620,168
Prepaid benefit cost (Note 13)	514,877	412,417
Cash collateral pledged (Note 8)	1,716,302	1,045,851
Other	1,899,171	1,731,642
Total	7,683,290	8,018,586
Other liabilities:
Accounts payable: Payables to brokers, dealers and customers for securities transactions	1,500,429	583,845
Accounts payable: Other	1,420,680	1,499,191
Deferred tax liabilities	912,422	253,714
Allowance for off-balance sheet credit instruments	73,329	69,871
Accrued benefit cost (Note 13)	73,750	61,026
Guarantees and indemnifications	45,268	44,824
Cash collateral received (Note 8)	906,456	454,506
Accrued and other liabilities	2,935,060	2,640,034
Total	¥ 7,867,394	¥ 5,607,011